JOHN HANCOCK

                                          Income Funds

                                          [Logo]
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  Prospectus                              Government Income Fund
  March 1, 1997*

                                          High Yield Bond Fund
  This prospectus gives vital
  information about these funds.          Intermediate Maturity
  For your own benefit and                Government Fund
  protection, please read it before
  you invest, and keep it on hand         Limited-Term Government Fund
  for future reference.
                                          Sovereign Bond Fund
  Please note that these funds:
  o are not bank deposits                 Sovereign U.S. Government Income Fund
  o are not federally insured
  o are not endorsed by any bank          Strategic Income Fund
    or government agency
  o are not guaranteed to achieve
    their goal(s)

  Some of these funds may invest up
  to 100% in junk bonds; read risk
  information carefully.

  Like all mutual fund shares,
  these securities have not been
  approved or disapproved by the
  Securities and Exchange
  Commission or any state
  securities commission, nor has
  the Securities and Exchange
  Commission or any state
  securities commission passed upon
  the accuracy or adequacy of this
  prospectus. Any representation to
  the contrary is a criminal
  offense.

 *August 30, 1996 for Limited-Term
  Government Fund and Sovereign
  Bond Fund.

                   [Logo]JOHN HANCOCK FUNDS
                         A Global Investment Management Firm
                         101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
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A fund-by-fund look at goals,    Government Income Fund                        4
strategies, risks, expenses      High Yield Bond Fund                          6
and financial history.           Intermediate Maturity Government Fund         8
                                 Limited-Term Government Fund                 10
                                 Sovereign Bond Fund                          12
                                 Sovereign U.S. Government Income Fund        14
                                 Strategic Income Fund                        16

Policies and instructions for    Your account
opening, maintaining and         Choosing a share class                       18
closing an account in any        How sales charges are calculated             18
income fund.                     Sales charge reductions and waivers          19
                                 Opening an account                           20
                                 Buying shares                                21
                                 Selling shares                               22
                                 Transaction policies                         24
                                 Dividends and account policies               24
                                 Additional investor services                 25

Details that apply to the        Fund details
income funds as a group.         Business structure                           26
                                 Sales compensation                           27
                                 More about risk                              29

                                 For more information                 back cover

Overview
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GOAL OF THE INCOME FUNDS

John Hancock income funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  are seeking a regular stream of income
o are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility
o  want to diversify their portfolios
o are seeking a mutual fund for the income portion of an asset allocation portfolio
o  are retired or nearing retirement

Income funds may NOT be appropriate if you:

o  are investing for maximum return over a long time horizon
o  require absolute stability of your principal

THE MANAGEMENT FIRM

All John Hancock income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clipart] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clipart] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clipart] Risk factors The major risk factors associated with the fund.

[Clipart] Portfolio management The individual or group designated by the investment adviser to handle the fund's day-to-day management.

[Clipart] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clipart] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

Government Income Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                                     TICKER SYMBOL CLASS A: JHGIX CLASS B: TSGIX
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GOAL AND STRATEGY

[Clipart] The fund seeks to earn a high level of current income consistent with preservation of capital. To pursue this goal, the fund invests primarily in U.S. Government and agency securities of any maturity, as described below. Stability of share price is a secondary goal.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries, mortgage-backed securities such as Ginnie Maes, Freddie Macs and Fannie Maes, and repurchase agreements and forward commitments involving these securities.

For liquidity and flexibility, the fund may place up to 20% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities, U.S. dollar-denominated foreign government securities and derivative and leveraged investments, and may engage in other investment practices. Investments in asset-backed and foreign government securities must be in the two highest and four highest rating categories, respectively, or if unrated, be of comparable quality. Up to 10% of assets may be invested in foreign government bonds rated BB/Ba or B (junk bonds).

RISK FACTORS

[Clipart] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 29. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clipart] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

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INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses               Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                            none      none
 Maximum deferred sales charge                   none(1)   5.00%
 Redemption fee(2)                               none      none
 Exchange fee                                    none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                  0.63%     0.63%
 12b-1 fee(3)                                    0.25%     1.00%
 Other expenses                                  0.30%     0.30%
 Total fund operating expenses                   1.18%     1.93%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                    Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                  $56     $81      $107     $182
 Class B shares
   Assuming redemption
   at end of period              $70     $91      $124     $206
   Assuming no redemption        $20     $61      $104     $206

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4 GOVERNMENT INCOME FUND

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FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

  [The table below was represented as a bar graph in the printed material.]

  1988(1)   1989    1990     1991     1992     1993     1994(1)  1995(2)  1996
  2.40(6)  10.22    3.71    14.38     8.81     9.86    (6.42)   14.49     3.84


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 Class A - year ended October 31,                                                         1994(1)           1995(2)        1996
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                                                   $  8.85          $   8.75       $   9.32
Net investment income (loss)                                                              0.06              0.72           0.65(3)
Net realized and unrealized gain (loss) on investments                                   (0.10)             0.57          (0.25)
Total from investment operations                                                         (0.04)             1.29           0.40
Less distributions:
  Dividends from net investment income                                                   (0.06)            (0.72)         (0.65)
Net asset value, end of period                                                         $  8.75          $   9.32       $   9.07
Total investment return at net asset value(4,5) (%)                                      (0.45)(6)         15.32           4.49
Total adjusted investment return at net asset value(4) (%)                               (0.46)(6)         15.28             --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                               223           470,569        396,323
Ratio of expenses to average net assets(5) (%)                                            0.12(6)           1.19           1.17
Ratio of net investment income (loss) to average net assets(5) (%)                        0.71(6)           7.38           7.10
Portfolio turnover rate (%)                                                                 92               102            106
Debt outstanding at end of period (000s omitted)(7) ($)                                     --                --             --
Average daily amount of debt outstanding during the period (000s omitted)(7) ($)           349               N/A            N/A
Average monthly number of shares outstanding during the period (000s omitted)           28,696               N/A            N/A
Average daily amount of debt outstanding per share during the period(7) ($)               0.01               N/A            N/A

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 Class B - year ended October 31,                          1988(1)      1989      1990       1991       1992       1993       1994
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                     $10.58(3)   $ 10.01   $  9.98   $   9.37   $   9.79   $   9.83   $  10.05
Net investment income (loss)                               0.69(3)      0.98      0.88       0.89       0.80       0.70       0.65
Net realized and unrealized gain (loss) on
investments                                               (0.45)       (0.01)    (0.54)      0.40       0.03       0.24      (1.28)
Total from investment operations                           0.24         0.97      0.34       1.29       0.83       0.94      (0.63)
Less distributions
  Dividends from net investment income                    (0.64)       (1.00)    (0.95)     (0.87)     (0.79)     (0.72)     (0.65)
  Distributions from net realized gain on
  investments sold                                        (0.17)          --        --         --         --         --      (0.02)
  Total distributions                                     (0.81)       (1.00)    (0.95)     (0.87)     (0.79)     (0.72)     (0.67)
Net asset value, end of period                           $10.01      $  9.98   $  9.37   $   9.79   $   9.83   $  10.05   $   8.75
Total investment return at net asset value(4,5) (%)        2.40(6)     10.22      3.71      14.38       8.81       9.86      (6.42)
Total adjusted investment return at net asset
value(4) (%)                                               1.02(6)      9.40      3.67         --       8.66       9.85      (6.43)
Ratios and supplemental data
Net assets end of period (000s omitted) ($)               6,966       26,568    64,707    129,014    225,540    293,413    241,061
Ratio of expenses to average net assets(5) (%)             1.38(6)      2.00      2.00       2.00       2.00       2.00       1.93
Ratio of adjusted expenses to average net assets (%)       2.76(6)      2.82      2.04         --         --         --         --
Ratio of net investment income (loss) to average net
assets(5) (%)                                              6.34(6)      9.64      9.22       9.09       8.03       7.06       6.98
Ratio of adjusted net investment income (loss) to
average net assets (%)                                     4.96(6)      8.82      9.18         --         --         --         --
Portfolio turnover rate (%)                                 174          151        83        162        112        138         92
Fee reduction per share ($)                                0.15         0.08     0.004         --         --         --         --
Debt outstanding at end of period (000s omitted)(7) ($)      --           --        --         --          0          0          0
Average daily amount of debt outstanding during the
period (000s omitted)(7) ($)                                 --           --        --         --      6,484        503        349
Average monthly number of shares outstanding during
the period (000s omitted)                                    --           --        --         --     18,572     26,378     28,696
Average daily amount of debt outstanding per share
during the period(7) ($)                                     --           --        --         --       0.35       0.02       0.01

--------------------------------------------------------------------------------
 Class B - year ended October 31,                             1995(2)    1996
--------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                      $   8.75   $   9.32
Net investment income (loss)                                  0.65       0.58(3)
Net realized and unrealized gain (loss) on
investments                                                   0.57      (0.24)
Total from investment operations                              1.22       0.34
Less distributions
  Dividends from net investment income                       (0.65)     (0.58)
  Distributions from net realized gain on
  investments sold                                              --         --
  Total distributions                                        (0.65)     (0.58)
Net asset value, end of period                            $   9.32   $   9.08
Total investment return at net asset value(4,5) (%)          14.49       3.84
Total adjusted investment return at net asset
value(4) (%)                                                 14.47         --
Ratios and supplemental data
Net assets end of period (000s omitted) ($)                226,954    178,124
Ratio of expenses to average net assets(5) (%)                1.89       1.90
Ratio of adjusted expenses to average net assets (%)            --         --
Ratio of net investment income (loss) to average net
assets(5) (%)                                                 7.26       6.37
Ratio of adjusted net investment income (loss) to
average net assets (%)                                          --         --
Portfolio turnover rate (%)                                    102        106
Fee reduction per share ($)                                     --         --
Debt outstanding at end of period (000s omitted)(7) ($)          0         --
Average daily amount of debt outstanding during the
period (000s omitted)(7) ($)                                   N/A        N/A
Average monthly number of shares outstanding during
the period (000s omitted)                                      N/A        N/A
Average daily amount of debt outstanding per share
during the period(7) ($)                                       N/A        N/A

(1) Class A and Class B shares commenced operations on September 30, 1994 and February 23, 1988, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Excludes interest expense, which equals 0.04% for Class A for the year ended October 31, 1995 and 0.15%, 0.01%, 0.01% and 0.02% for Class B for the years ended October 31, 1992, 1993, 1994 and 1995, respectively.
(6)  Not annualized.
(7) Debt outstanding consists of reverse repurchase agreements entered into during the year.


                                                        GOVERNMENT INCOME FUND 5

High Yield Bond Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                                TICKER SYMBOL    CLASS A: JHHBX   CLASS B: TSHYX
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GOAL AND STRATEGY

[Clipart] The fund seeks to maximize current income without assuming undue risk. To pursue this goal, the fund invests primarily in junk bonds, i.e. lower-rated, higher-yielding debt securities.

Because the performance of junk bonds has historically been influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. The fund also seeks capital appreciation, but only when consistent with its primary goal.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 65% of assets in bonds rated lower than BBB/Baa and their unrated equivalents. Up to 10% of assets may be invested in bonds rated CC/Ca. Up to 40% of assets may be invested in the securities of issuers in the electric utility and telephone industries. For all other industries, the limitation is 25% of assets.

Types of bonds include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

The fund may also invest up to 20% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including restricted securities, and may engage in other investment practices.

RISK FACTORS

[Clipart] Investors should expect greater fluctuations in share price, yield and total return compared to less aggressive bond funds. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of junk bonds are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Before you invest, please read "More about risk" starting on page 29.

PORTFOLIO MANAGEMENT

[Clipart] Arthur N. Calavritinos, CFA, leader of the fund's portfolio management team since July 1995, is a second vice president of the adviser. He joined John Hancock Funds in 1988 and has been in the investment business since 1987.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses             Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)           4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                          none      none
 Maximum deferred sales charge                 none(1)   5.00%
 Redemption fee(2)                             none      none
 Exchange fee                                  none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                0.56%     0.56%
 12b-1 fee(3)                                  0.25%     1.00%
 Other expenses                                0.29%     0.29%
 Total fund operating expenses                 1.10%     1.85%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                      Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $56     $78      $103      $173
 Class B shares
   Assuming redemption
   at end of period                $69     $88      $120      $197
   Assuming no redemption          $19     $58      $100      $197

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6 HIGH YIELD BOND FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

  [The table below was represented as a bar graph in the printed material.]

 1987(1)   1988   1989    1990    1991    1992    1993(1) 1994    1995(2)  1996

(0.10)(5)  9.77  (4.51)  (8.04)  34.21   11.56   21.76   (1.33)   7.97    15.24


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 Class A - year ended October 31,                                              1993(1)         1994            1995(2)       1996
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                                         $ 8.10         $  8.23         $  7.33      $  7.20
Net investment income (loss)                                                   0.33            0.80(3)         0.72         0.76(3)
Net realized and unrealized gain (loss) on investments                         0.09           (0.83)          (0.12)        0.35
Total from investment operations                                               0.42           (0.03)           0.60         1.11
Less distributions:
  Dividends from net investment income                                        (0.29)          (0.82)          (0.73)       (0.76)
  Distributions from net realized gain on investments sold                       --           (0.05)             --           --
  Total distributions                                                         (0.29)          (0.87)          (0.73)       (0.76)
Net asset value, end of period                                               $ 8.23         $  7.33         $  7.20      $  7.55
Total investment return at net asset value(4) (%)                              4.96(5)        (0.59)           8.83        16.06
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  2,344          11,696          26,452       52,792
Ratio of expenses to average net assets (%)                                    0.91(6)         1.16            1.16         1.10
Ratio of net investment income (loss) to average net assets (%)               12.89(6)        10.14           10.23        10.31
Portfolio turnover rate (%)                                                     204             153              98          113

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 Class B - year ended October 31,                                  1987(1)      1988         1989      1990      1991      1992
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                             $ 9.95      $  9.94      $  9.70   $  8.14   $  6.45   $  7.44
Net investment income (loss)                                       0.01         1.07(3)      1.16      1.09      0.98      0.87
Net realized and unrealized gain (loss)
on investments                                                    (0.02)       (0.14)       (1.55)    (1.68)     1.06     (0.04)
Total from investment operations                                  (0.01)        0.93        (0.39)    (0.59)     2.04      0.83
Less distributions:
  Dividends from net investment income                               --        (1.17)       (1.14)    (1.09)    (0.98)    (0.84)
  Distributions from net realized gain on
  investments sold                                                   --           --           --        --        --        --
  Distributions from capital paid-in                                 --           --        (0.03)    (0.01)    (0.07)       --
  Total distributions                                                --        (1.17)       (1.17)    (1.10)    (1.05)    (0.84)
Net asset value, end of period                                   $ 9.94      $  9.70      $  8.14   $  6.45   $  7.44   $  7.43
Total investment return at net asset
value(4) (%)                                                      (0.10)(5)     9.77        (4.51)    (8.04)    34.21     11.56
Total adjusted investment return at net
asset value(4,7) (%)                                              (0.41)(5)     9.01        (4.82)    (8.07)       --        --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        110       20,852       33,964    37,097    72,023    98,560
Ratio of expenses to average net assets (%)                        0.03(6)      2.00         2.20      2.22      2.24      2.25
Ratio of adjusted expenses to average net assets(8) (%)            0.34(6)      2.76         2.51      2.25        --        --
Ratio of net investment income (loss) to average net assets (%)    0.09(6)     10.97        12.23     14.59     13.73     11.09
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                 (0.22)(6)    10.21        11.92     14.56        --        --
Portfolio turnover rate (%)                                           0           60          100        96        93       206
Fee reduction per share ($)                                        0.03         0.07         0.03     0.002        --        --

------------------------------------------------------------------------------------------------------------------------------------
 Class B - year ended October 31,                                    1993       1994          1995(2)    1996
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                             $   7.43   $   8.23      $   7.33   $   7.20
Net investment income (loss)                                         0.80       0.74(3)       0.67       0.70(3)
Net realized and unrealized gain (loss)
on investments                                                       0.75      (0.83)        (0.13)      0.35
Total from investment operations                                     1.55      (0.09)         0.54       1.05
Less distributions:
  Dividends from net investment income                              (0.75)     (0.76)        (0.67)     (0.70)
  Distributions from net realized gain on
  investments sold                                                     --      (0.05)           --         --
  Distributions from capital paid-in                                   --         --            --         --
  Total distributions                                               (0.75)     (0.81)        (0.67)     (0.70)
Net asset value, end of period                                   $   8.23   $   7.33      $   7.20   $   7.55
Total investment return at net asset
value(4) (%)                                                        21.76      (1.33)         7.97      15.24
Total adjusted investment return at net
asset value(4,7) (%)                                                   --         --            --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      154,214    160,739       180,586    242,944
Ratio of expenses to average net assets (%)                          2.08       1.91          1.89       1.82
Ratio of adjusted expenses to average net assets(8) (%)                --         --            --         --
Ratio of net investment income (loss) to average net assets (%)     10.07       9.39          9.42       9.49
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                      --         --            --         --
Portfolio turnover rate (%)                                           204        153            98        113
Fee reduction per share ($)                                            --         --            --         --

(1) Class A and Class B shares commenced operations on June 30, 1993 and October 26, 1987, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6)  Annualized.
(7) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(8)  Unreimbursed, without fee reduction.


                                                          HIGH YIELD BOND FUND 7

Intermediate Maturity Government Fund

REGISTRANT NAME: JOHN HANCOCK BOND TRUST
                                TICKER SYMBOL    CLASS A: TAUSX   CLASS B: TSUSX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks to earn a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund invests primarily in U.S. Government securities of any maturity, as described below. The fund's weighted average maturity will typically be between three and ten years.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 65% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes. The fund may invest up to 35% in asset-backed securities or corporate debt securities rated AAA/Aaa and their unrated equivalents. For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clipart] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 29. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clipart] Roger C. Hamilton, leader of the fund's portfolio management team since January 1992 (with the fund's previous adviser), is a vice president of the adviser. He joined John Hancock Funds in December 1994 and has been in the investment business since 1980.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)               3.00%     none
 Maximum sales charge imposed on
 reinvested dividends                              none      none
 Maximum deferred sales charge                     none(1)   3.00%
 Redemption fee(2)                                 none      none
 Exchange fee                                      none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee (after expense limitation)(3)      0.00%     0.00%
 12b-1 fee(4)                                      0.25%     0.90%
 Other expenses (after limitation)(3)              0.50%     0.50%
 Total fund operating expenses
 (after limitation)(3)                             0.75%     1.40%

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                   Year 1   Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
 Class A shares                  $37      $53      $70      $120
 Class B shares
   Assuming redemption
   at end of period              $44      $64      $69      $118
   Assuming no redemption        $14      $44      $69      $118

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(3) Reflects the adviser's temporary agreement to limit expenses (except for 12b-1 and other class-specific expenses). Without this limitation, management fees would be 0.40% for each class, other expenses would be 0.72% for each class and total fund operating expenses would be 1.37% for Class A and 2.02% for Class B.
(4) Class B fee will be increased from 0.90% to 1.00% after December 23, 1996. Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8 INTERMEDIATE MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

  [The table below was represented as a bar graph in the printed material.]

         1992(1)      1993      1994      1995(2)     1996     1996(9)
         1.96(4)      6.08      2.51      5.60        3.98     2.03(4)


------------------------------------------------------------------------------------------------------------------------------------
 Class A - year ended March 31,                                  1992(1)       1993       1994       1995(2)    1996       1996(9)
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                          $ 10.00       $ 10.03    $ 10.05    $  9.89    $  9.79    $  9.69
Net investment income (loss)                                     0.17          0.58       0.41       0.49       0.62       0.40(10)
Net realized and unrealized gain (loss) on investments           0.03          0.02      (0.16)     (0.11)     (0.08)     (0.21)
Total from investment operations                                 0.20          0.60       0.25       0.38       0.54       0.19
Less distributions:
  Dividends from net investment income                          (0.17)        (0.58)     (0.41)     (0.48)     (0.64)     (0.34)
Net asset value, end of period                                $ 10.03       $ 10.05    $  9.89    $  9.79    $  9.69    $  9.54
Total investment return at net asset value(3) (%)                1.96(4)       6.08       2.51       3.98       5.60       2.03(4)
Total adjusted investment return at net asset value(3,5)         0.84(4)       5.53       2.27       3.43       4.83       1.87(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   13,775        33,273     24,310     12,950     29,024     25,856
Ratio of expenses to average net assets(6) (%)                   0.50(7)       0.50       0.75       0.80       0.75       0.75(7)
Ratio of adjusted expenses to average net assets(6,8) (%)        1.62(7)       1.05       0.99       1.35       1.45       1.07(7)
Ratio of net investment income (loss) to average net
assets (%)                                                       6.47(7)       5.47       4.09       4.91       6.49       7.05(7)
Ratio of adjusted net investment income (loss) to average
assets(8) (%)                                                    5.35(7)       4.92       3.85       4.36       5.79       6.73(7)
Portfolio turnover rate (%)                                         1           186        244        341        423        115
Fee reduction per share ($)                                      0.11(7)       0.06       0.02       0.05       0.07       0.02

-----------------------------------------------------------------------------------------------------------------------------------
Class B - year ended March 31,                                  1992(1)       1993       1994       1995(2)    1996       1996(9)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                          $10.00       $ 10.03    $ 10.05     $ 9.89     $ 9.79     $ 9.69
Net investment income (loss)                                    0.15          0.51       0.34       0.43       0.57       0.31(10)
Net realized and unrealized gain (loss) on investments          0.03          0.02      (0.16)     (0.11)     (0.10)     (0.15)
Total from investment operations                                0.18          0.53       0.18       0.32       0.47       0.16
Less distributions:
  Dividends from net investment income                         (0.15)        (0.51)     (0.34)     (0.42)     (0.57)     (0.31)
Net asset value, end of period                                $10.03       $ 10.05    $  9.89     $ 9.79     $ 9.69     $ 9.54
Total investment return at net asset value(3) (%)               1.80(4)       5.40       1.85       3.33       4.92       1.69(4)
Total adjusted investment return at net asset value(3,5)        0.68(4)       4.85       1.61       2.78       4.15       1.53(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                   1,630        13,753     11,626      9,506      8,532      7,118
Ratio of expenses to average net assets(6) (%)                  1.15(7)       1.15       1.40       1.45       1.40       1.40(7)
Ratio of adjusted expenses to average net assets(6,8) (%)       2.27(7)       1.70       1.64       2.00       2.10       1.72(7)
Ratio of net investment income (loss) to average net
assets (%)                                                      5.85(7)       4.82       3.44       4.26       5.80       6.39(7)
Ratio of adjusted net investment income (loss) to average
assets(8) (%)                                                   4.73(7)       4.27       3.20       3.71       5.10       6.07(7)
Portfolio turnover rate (%)                                        1           186        244        341        423        115
Fee reduction per share ($)                                     0.11(7)       0.06       0.02       0.05       0.07       0.02

(1)  Class A and Class B shares commenced operations on December 31, 1991.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6) Beginning on December 31, 1991 (commencement of operations) through March 31, 1995, the expenses used in the ratios represented the expenses of the fund plus expenses incurred indirectly from the Adjustable U.S. Government fund (the "Portfolio"), the mutual fund in which the fund invested all of its assets. The expenses used in the ratios for the fiscal year ended March 31, 1996 include the expenses of the Portfolio through September 22, 1995.
(7)  Annualized.
(8)  Unreimbursed, without fee reduction.
(9)  Six months ended September 30, 1996. (Unaudited.)
(10) Based on the average of the shares outstanding at the end of each month.


                                         INTERMEDIATE MATURITY GOVERNMENT FUND 9

Limited-Term Government Fund

REGISTRANT NAME: JOHN HANCOCK LIMITED-TERM GOVERNMENT FUND
                                TICKER SYMBOL    CLASS A: JHNLX   CLASS B: JHLBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks to provide current income and security of principal. To pursue this goal, the fund invests primarily in U.S. Government and agency securities, as described below. The fund's securities may be of any maturity, although a substantial portion typically will have maturities of ten years or less.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes.

For liquidity and flexibility, the fund may place up to 20% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, and may engage in other investment practices.

RISK FACTORS

[Clipart] in seeking to maintain a relatively stable share price, the fund may sacrifice opportunities for higher yields. At the same time, its share price will fluctuate to some extent with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 29. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clipart] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses          Class A    Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)         3.00%     none
 Maximum sales charge imposed on
 reinvested dividends                        none      none
 Maximum deferred sales charge               none(1)   3.00%
 Redemption fee(2)                           none      none
 Exchange fee                                none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                              0.60%     0.60%
 12b-1 fee(3)                                0.30%     1.00%
 Other expenses                              0.47%     0.47%
 Total fund operating expenses               1.37%     2.07%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                    Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                  $44     $72      $103     $190
 Class B shares
   Assuming redemption
   at end of period              $51     $85      $111     $198
   Assuming no redemption        $21     $65      $111     $198

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10 LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

  [The table below was represented as a bar graph in the printed material.]

 1986    1987    1988    1989    1990    1991    1992    1993    1994     1995
14.59   (0.49)   5.67   11.59    7.75   12.54    4.19    7.13   (1.31)   11.23

------------------------------------------------------------------------------------------------------------------------------------
 Class A - year ended December 31,               1986       1987       1988       1989        1990       1991       1992       1993
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period         $   9.24   $   9.71   $   8.83   $   8.56   $    8.73   $   8.61   $   8.97   $   8.77
Net investment income (loss)                     0.83       0.78       0.77       0.79        0.74       0.67       0.54       0.48
Net realized and unrealized gain (loss)
on investments                                   0.47      (0.83)     (0.28)      0.18       (0.11)      0.36      (0.18)      0.14
Total from investment operations                 1.30      (0.05)      0.49       0.97        0.63       1.03       0.36       0.62
Less distributions:
  Dividends from net investment income          (0.83)     (0.83)     (0.76)     (0.80)      (0.75)     (0.67)     (0.54)     (0.48)
  Distributions from net realized gain
  on investments sold                              --         --         --         --          --         --      (0.02)     (0.11)
  Total distributions                           (0.83)     (0.83)     (0.76)     (0.80)      (0.75)     (0.67)     (0.56)     (0.59)
Net asset value, end of period               $   9.71   $   8.83   $   8.56   $   8.73   $    8.61   $   8.97   $   8.77   $   8.80
Total investment return at net asset
value(2) (%)                                    14.59      (0.49)      5.67      11.59        7.75      12.54       4.19       7.13
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)  201,293    202,924    192,315    179,065     176,329    211,322    259,170    262,903
Ratio of expenses to average net assets (%)      0.90       0.97       1.02       1.01        1.53       1.44       1.55       1.51
Ratio of net investment income (loss) to
average net assets (%)                           8.82       8.52       8.71       8.98        8.56       7.72       6.13       5.34
Portfolio turnover rate (%)                         6          7         12         26          75        134        185        175

--------------------------------------------------------------------------------
 Class A - year ended December 31,                 1994          1995
--------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period           $   8.80      $   8.31
Net investment income (loss)                       0.38(1)       0.50(1)
Net realized and unrealized gain (loss)
on investments                                    (0.49)         0.42
Total from investment operations                  (0.11)         0.92
Less distributions:
  Dividends from net investment income            (0.38)        (0.50)
  Distributions from net realized gain
  on investments sold                                --            --
  Total distributions                             (0.38)        (0.50)
Net asset value, end of period                 $   8.31      $   8.73
Total investment return at net asset
value(2) (%)                                      (1.31)        11.23
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)    218,846       198,681
Ratio of expenses to average net assets (%)        1.41          1.36
Ratio of net investment income (loss) to
average net assets (%)                             4.39          5.76
Portfolio turnover rate (%)                         155           105

--------------------------------------------------------------------------------
 Class B - year ended December 31,                        1994(3)        1995
--------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                    $ 8.77        $  8.31
Net investment income (loss)                              0.30(1)        0.45(1)
Net realized and unrealized gain (loss) on investment    (0.46)          0.42
Total from investment operations                         (0.16)          0.87
Less distributions:
  Dividends from net investment income                   (0.30)         (0.45)
Net asset value, end of period                          $ 8.31        $  8.73
Total investment return at net asset value(2) (%)        (1.84)(4)      10.60
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)             7,111         10,765
Ratio of expenses to average net assets (%)               2.12(5)        1.93
Ratio of net investment income (loss) to average
net assets (%)                                            3.70(5)        5.21
Portfolio turnover rate (%)                                155            105

(1)  Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Class B shares commenced operations on January 3, 1994.
(4)  Not annualized.
(5)  Annualized.


                                                 LIMITED-TERM GOVERNMENT FUND 11

Sovereign Bond Fund

REGISTRANT NAME: SOVEREIGN BOND FUND
                                TICKER SYMBOL    CLASS A: JHNBX   CLASS B: JHBBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks to generate a high level of current income consistent with prudent investment risk. To pursue this goal, the fund invests in a diversified portfolio of marketable debt securities. These securities are primarily investment grade, although up to 25% of them may be junk bonds rated as low as CC/Ca and their unrated equivalents. The fund does not concentrate its investments in any particular industry.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 65% of assets in corporate and government bonds and debentures. Typically, at least three-quarters of these debt securities (excluding commercial paper) will be:

o securities of any type of issuer that are rated among the four highest Moody's or S&P rating categories and their unrated equivalents
o  U.S. Government and agency securities

The fund may invest up to 25% of assets in U.S. dollar-denominated foreign securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities and derivatives and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clipart] Investors should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities. To the extent that it invests in certain securities, the fund may be affected by additional risks:

o  junk bonds: above-average credit, market and other risks
o  foreign securities: currency, information, natural event and political risks
o  mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 29. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clipart] James K. Ho, CFA, leader of the fund's portfolio management team since March 1988, is an executive vice president of the adviser. He joined John Hancock Funds in 1985 and has been in the investment business since 1977.

INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses            Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)          4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                         none      none
 Maximum deferred sales charge                none(1)   5.00%
 Redemption fee(2)                            none      none
 Exchange fee                                 none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                               0.50%     0.50%
 12b-1 fee(3)                                 0.30%     1.00%
 Other expenses                               0.35%     0.35%
 Total fund operating expenses                1.15%     1.85%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                      Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $56     $80      $105     $178
 Class B shares
   Assuming redemption
   at end of period                $69     $88      $120     $199
   Assuming no redemption          $19     $58      $100     $199

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  SOVEREIGN BOND FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

  [The table below was represented as a bar graph in the printed material.]

 1986    1987    1988    1989    1990    1991    1992    1993    1994     1995
13.67    1.58    9.82   12.13    6.71   16.59    8.08   11.80   (2.75)   19.40

------------------------------------------------------------------------------------------------------------------------------------
 Class A - year ended December 31,                        1986         1987         1988         1989         1990         1991
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                $    15.85   $    15.89   $    14.53   $    14.51   $    14.77   $    14.33
Net investment income (loss)                              1.55         1.40         1.44         1.43         1.32         1.29
Net realized and unrealized gain (loss) on
investments and financial futures contracts               0.52        (1.17)       (0.06)        0.27        (0.40)        0.98
Total from investment operations                          2.07         0.23         1.38         1.70         0.92         2.27
Less distributions:
  Dividends from net investment income                   (1.53)       (1.53)       (1.40)       (1.44)       (1.35)       (1.29)
  Distributions from net realized gain on
  investments sold and financial futures contracts       (0.50)       (0.06)          --           --           --           --
  Distributions from capital paid-in                        --           --           --           --        (0.01)          --
  Total distributions                                    (2.03)       (1.59)       (1.40)       (1.44)       (1.36)       (1.29)
Net asset value, end of period                      $    15.89   $    14.53   $    14.51   $    14.77   $    14.33   $    15.31
Total investment return at net asset value(1) (%)        13.67         1.58         9.82        12.13         6.71        16.59
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)         1,152,407    1,095,208    1,103,691    1,110,394    1,103,391    1,249,980
Ratio of expenses to average net assets (%)               0.72         0.82         0.82         0.80         1.31         1.27
Ratio of net investment income (loss) to
average net assets (%)                                    9.65         9.32         9.77         9.68         9.18         8.81
Portfolio turnover rate (%)                                163          159           66           64           92           90

------------------------------------------------------------------------------------------------------------------------------------
 Class A - year ended December 31,                          1992         1993         1994         1995
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                  $    15.31   $    15.29   $    15.53   $    13.90
Net investment income (loss)                                1.20         1.14         1.12         1.12
Net realized and unrealized gain (loss) on
investments and financial futures contracts                (0.01)        0.62        (1.55)        1.50
Total from investment operations                            1.19         1.76        (0.43)        2.62
Less distributions:
  Dividends from net investment income                     (1.21)       (1.14)       (1.12)       (1.12)
  Distributions from net realized gain on
  investments sold and financial futures contracts            --        (0.38)       (0.08)          --
  Distributions from capital paid-in                          --           --           --           --
  Total distributions                                      (1.21)       (1.52)       (1.20)       (1.12)
Net asset value, end of period                        $    15.29   $    15.53   $    13.90   $    15.40
Total investment return at net asset value(1) (%)           8.08        11.80        (2.75)       19.40
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)           1,386,260    1,505,754    1,326,058    1,535,204
Ratio of expenses to average net assets (%)                 1.44         1.41         1.26         1.13
Ratio of net investment income (loss) to
average net assets (%)                                      7.89         7.18         7.74         7.58
Portfolio turnover rate (%)                                   87          107           85          103

------------------------------------------------------------------------------------------------------------------------------------
 Class B - year ended December 31,                                                           1993(2)           1994           1995
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                                                       $15.90           $ 15.52        $ 13.90
Net investment income (loss)                                                                 0.11              1.04           1.02
Net realized and unrealized gain (loss) on investments and
financial futures contracts                                                                    --             (1.54)          1.50
Total from investment operations                                                             0.11             (0.50)          2.52
Less distributions:
  Dividends from net investment income                                                      (0.11)            (1.04)         (1.02)
  Distributions from net realized gain on investments sold
  and financial futures contracts                                                           (0.38)            (0.08)            --
  Total distributions                                                                       (0.49)            (1.12)         (1.02)
Net asset value, end of period                                                             $15.52           $ 13.90        $ 15.40
Total investment return at net asset value(1) (%)                                            0.90(3)          (3.13)         18.66
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                4,125            40,299         98,739
Ratio of expenses to average net assets (%)                                                  1.63(4)           1.78           1.75
Ratio of net investment income (loss) to average net assets (%)                              0.57(4)           7.30           6.87
Portfolio turnover rate (%)                                                                   107                85            103

(1) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(2)  Class B shares commenced operations on November 23, 1993.
(3)  Not annualized.
(4)  Annualized.


                                                          SOVEREIGN BOND FUND 13

Sovereign U.S. Government Income Fund

REGISTRANT NAME: JOHN HANCOCK STRATEGIC SERIES
                                TICKER SYMBOL    CLASS A: JHSGX   CLASS B: FGOPX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks to provide as high a level of income as is consistent with long-term total return. To pursue this goal, the fund invests in U.S. Government and agency securities, as described below.

PORTFOLIO SECURITIES

[Clipart] Under normal circumstances, the fund invests at least 65% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clipart] As with most income investments, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
29. Other factors may affect the market price and yield of the fund's securities, including investor demand and economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clipart] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                Class A   Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                             none      none
 Maximum deferred sales charge                    none(1)   5.00%
 Redemption fee(2)                                none      none
 Exchange fee                                     none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                   0.50%     0.50%
 12b-1 fee(3)                                     0.30%     1.00%
 Other expenses                                   0.35%     0.35%
 Total fund operating expenses                    1.15%     1.85%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                    Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                  $56     $80      $105     $178
 Class B shares
   Assuming redemption
   at end of period              $69     $88      $120     $198
   Assuming no redemption        $19     $58      $100     $198

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14 SOVEREIGN U.S. GOVERNMENT FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

  [The table below was represented as a bar graph in the printed material.]

1987(6)  1987(7)  1988   1989   1990   1991   1992   1993   1994    1995    1996
2.61     3.70    11.53  11.52   6.24  14.46   7.58  12.66  (7.05)  15.27    3.33

------------------------------------------------------------------------------------------------------------------------------------
 Class A - year ended October 31,                                        1992(1)       1993          1994       1995       1996
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                                 $  10.51      $  10.29      $  10.89   $   9.24   $  10.01
Net investment income (loss)                                             0.64          0.68(2)       0.65       0.65       0.64(2)
Net realized and unrealized gain (loss) on investments and
financial futures contracts                                             (0.22)         0.61         (1.34)      0.77      (0.26)
Total from investment operations                                         0.42          1.29         (0.69)      1.42       0.38
Less distributions:
  Dividends from net investment income                                  (0.64)        (0.68)        (0.65)     (0.65)     (0.64)
  Distributions from net realized gain on investments sold                 --         (0.01)        (0.31)        --         --
  Total distributions                                                   (0.64)        (0.69)        (0.96)     (0.65)     (0.64)
Net asset value, end of period                                       $  10.29      $  10.89      $   9.24   $  10.01   $   9.75
Total investment return at net asset value(3) (%)                        5.33(4)      12.89         (6.66)     15.90       4.02
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          350,907       375,416       315,372    370,966    330,162
Ratio of expenses to average net assets (%)                              1.06(5)       1.30          1.23       1.17       1.15
Ratio of net investment income (loss) to average net assets (%)          7.11(5)       6.47          6.62       6.76       6.58
Portfolio turnover rate (%)                                               140           273           127         94        143

------------------------------------------------------------------------------------------------------------------------------------
 Class B - year ended October 31,                      1987(6)       1987(7)       1988       1989       1990       1991       1992
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period               $  10.00      $  10.28      $   9.45   $   9.73   $  10.01   $   9.83   $  10.29
Net investment income (loss)                           0.56          0.48          0.78       0.81       0.85       0.85       0.76
Net realized and unrealized gain (loss) on
investments and financial futures contracts            0.36         (0.75)         0.28       0.25      (0.25)      0.51         --
Total from investment operations                       0.92         (0.27)         1.06       1.06       0.60       1.36       0.76
Less distributions:
  Dividends from net investment income                (0.57)        (0.48)        (0.77)     (0.77)     (0.78)     (0.90)     (0.77)
  Distributions from net realized gain on
  investments sold                                    (0.07)        (0.08)        (0.01)     (0.01)        --         --         --
  Total distributions                                 (0.64)        (0.56)        (0.78)     (0.78)     (0.78)     (0.90)     (0.77)
Net asset value, end of period                     $  10.28      $   9.45      $   9.73   $  10.01   $   9.83   $  10.29   $  10.28
Total investment return at net asset value(3) (%)      2.61          3.70         11.53      11.52       6.24      14.46       7.58
Total adjusted investment return at
net asset value(3,8) (%)                                 --          3.62         11.47      11.29       6.23         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)        164,001       170,030       161,163    144,756    133,778    164,347    197,032
Ratio of expenses to average net assets (%)            1.26(5)       1.24(5)       1.29       1.35       1.54       1.51       1.55
Ratio of adjusted expenses to
average net assets(9) (%)                                --          1.32(5)       1.35       1.58       1.55         --         --
Ratio of net investment income (loss) to
average net assets (%)                                 7.56(5)       7.94(5)       8.09       8.34       8.54       8.53       7.35
Ratio of adjusted net investment income
(loss) to average net assets(9) (%)                      --          7.86(5)       8.03       8.11       8.53         --         --
Portfolio turnover rate (%)                             108(5)         83(5)         79         45         63         62        140
Fee reduction per share ($)                              --          0.01          0.01       0.02       0.01         --         --

------------------------------------------------------------------------------------------------------------------------------------
 Class B - year ended October 31,                       1993          1994       1995       1996
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                $  10.28      $  10.88   $   9.23   $  10.00
Net investment income (loss)                            0.66(2)       0.61       0.60       0.58(2)
Net realized and unrealized gain (loss) on
investments and financial futures contracts             0.61         (1.34)      0.77      (0.26)
Total from investment operations                        1.27         (0.73)      1.37       0.32
Less distributions:
  Dividends from net investment income                 (0.66)        (0.61)     (0.60)     (0.58)
  Distributions from net realized gain on
  investments sold                                     (0.01)        (0.31)        --         --
  Total distributions                                  (0.67)        (0.92)     (0.60)     (0.58)
Net asset value, end of period                      $  10.88      $   9.23   $  10.00   $   9.74
Total investment return at net asset value(3) (%)      12.66         (7.05)     15.27       3.33
Total adjusted investment return at
net asset value(3,8) (%)                                  --            --         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)         244,133       196,899    130,824    112,228
Ratio of expenses to average net assets (%)             1.51          1.64       1.72       1.82
Ratio of adjusted expenses to
average net assets(9) (%)                                 --            --         --         --
Ratio of net investment income (loss) to
average net assets (%)                                  6.23          6.19       6.24       5.91
Ratio of adjusted net investment income
(loss) to average net assets(9) (%)                       --            --         --         --
Portfolio turnover rate (%)                              273           127         94        143
Fee reduction per share ($)                               --            --         --         --

(1)  Class A shares commenced operations on January 3, 1992.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  For the period June 5, 1986 (commencement of operations) to March 31, 1987.
(7)  For the period April 1, 1987 to October 31, 1987.
(8) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(9)  Unreimbursed, without fee reduction.


                                               SOVEREIGN U.S. GOVERNMENT FUND 15

Strategic Income Fund

REGISTRANT NAME: JOHN HANCOCK STRATEGIC SERIES
                                TICKER SYMBOL    CLASS A: JHFIX   CLASS B: STIBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clipart] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in three sectors:

o  foreign government and corporate debt securities
o  U.S. Government and agency securities
o  junk bonds rated as low as CC/Ca and their unrated equivalents.

Under normal circumstances, the fund's assets will be invested in all three sectors. However, the weighting of assets among sectors will be adjusted to reflect current or anticipated market behavior, and the fund may invest up to 100% of assets in any sector.

PORTFOLIO SECURITIES

[Clipart] The fund may invest in debt securities of all maturities and types, including bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities and others. The fund may also invest up to 10% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may invest in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clipart] Investors should expect fluctuations in share price, yield and total return that are above-average for bond funds. Typically, a rise in interest rates causes a decline in the market value of debt securities. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 29. Foreign securities carry additional risks, including currency, information, natural event and political risks. Issuers of junk bonds are typically in weak financial health, and their ability to pay interest and principal is uncertain, especially in an adverse economy. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clipart] Frederick L. Cavanaugh, Jr., leader of the fund's portfolio management team since 1986, is a senior vice president of the adviser. He joined John Hancock Funds in 1986 and has been in the investment business since 1973.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[Clipart] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses               Class A    Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              4.50%     none
 Maximum sales charge imposed on
 reinvested dividends                             none      none
 Maximum deferred sales charge                    none(1)   5.00%
 Redemption fee(2)                                none      none
 Exchange fee                                     none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                   0.45%     0.45%
 12b-1 fee(3)                                     0.30%     1.00%
 Other expenses                                   0.28%     0.28%
 Total fund operating expenses                    1.03%     1.73%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                        Year 1   Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
 Class A shares                      $55      $76       $99      $165
 Class B shares
   Assuming redemption
   at end of period                  $68      $84      $114      $186
   Assuming no redemption            $18      $54       $94      $186

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


16 STRATEGIC INCOME FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[Clipart] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

  [The table below was represented as a bar graph in the printed material.]

1987(1)  1988   1989   1990    1991   1992   1993   1994   1995   1996   1996(8)
4.81(5)  6.89   9.72  (7.36)  12.31  19.92   6.81   4.54   9.33   11.37  8.90(5)

-----------------------------------------------------------------------------------------------------------------------------------
 Class A - year ended May 31,                                     1987(1)      1988      1989      1990      1991       1992
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                           $ 10.00      $  9.71   $  9.24   $  8.98   $  7.33   $   7.20
Net investment income (loss)                                      0.79         1.13      1.12      1.04      0.93       0.80
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts    (0.29)       (0.47)    (0.26)    (1.65)    (0.13)      0.52
Total from investment operations                                  0.50         0.66      0.86     (0.61)     0.80       1.32
Less distributions:
  Dividends from net investment income                           (0.79)       (1.13)    (1.12)    (1.04)    (0.93)     (0.74)(3)
  Distributions in excess of net investment income                  --           --        --        --        --         --
  Distributions from capital paid-in                                --           --        --        --        --         --
  Total distributions                                            (0.79)       (1.13)    (1.12)    (1.04)    (0.93)     (0.74)
Net asset value, end of period                                 $  9.71      $  9.24   $  8.98   $  7.33   $  7.20   $   7.78
Total investment return at net asset value(4) (%)                 4.81(5)      6.89      9.72     (7.36)    12.31      19.92
Total adjusted investment return at
net asset value(4,6) (%)                                          3.64         6.49      9.58     (7.45)       --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    30,260       67,140    95,430    80,890    79,272    153,568
Ratio of expenses to average net assets (%)                       1.00(7)      1.09      1.33      1.53      1.75       1.69
Ratio of adjusted expenses to average net assets (%)              2.17(7)      1.49      1.47      1.62        --         --
Ratio of net investment income (loss) to
average net assets (%)                                           10.87(7)     12.07     12.28     12.60     13.46      10.64
Ratio of adjusted net investment income (loss) to
average net assets (%)                                            9.70(7)     11.67     12.14     12.51        --         --
Portfolio turnover rate (%)                                        207           67       125        81        60         80
Fee reduction per share ($)                                       0.09         0.04      0.01      0.01        --         --

-----------------------------------------------------------------------------------------------------------------------------------
 Class A - year ended May 31,                                      1993          1994          1995       1996          1996(8)
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
Net asset value, beginning of period                           $   7.78   $      7.55      $   7.17   $   7.15      $   7.27
Net investment income (loss)                                       0.71          0.68          0.64       0.66(2)       0.32(2)
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts     (0.22)        (0.33)        (0.02)      0.12          0.31
Total from investment operations                                   0.49          0.35          0.62       0.78          0.63
Less distributions:
  Dividends from net investment income                            (0.72)        (0.58)(3)     (0.55)     (0.66)        (0.32)
  Distributions in excess of net investment income                   --         (0.05)           --         --            --
  Distributions from capital paid-in                                 --         (0.10)        (0.09)        --            --
  Total distributions                                             (0.72)        (0.73)        (0.64)     (0.66)        (0.32)
Net asset value, end of period                                 $   7.55   $      7.17      $   7.15   $   7.27      $   7.58
Total investment return at net asset value(4) (%)                  6.81          4.54          9.33      11.37          8.90(5)
Total adjusted investment return at
net asset value(4,6) (%)                                             --            --            --         --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                    262,137       335,261       327,876    369,127       400,738
Ratio of expenses to average net assets (%)                        1.58          1.32          1.09       1.03          1.01(7)
Ratio of adjusted expenses to average net assets (%)                 --            --            --         --            --
Ratio of net investment income (loss) to
average net assets (%)                                             9.63          8.71          9.24       9.13          8.73(7)
Ratio of adjusted net investment income (loss) to
average net assets (%)                                               --            --            --         --            --
Portfolio turnover rate (%)                                          97            91            55         78            77
Fee reduction per share ($)                                          --            --            --         --            --

-----------------------------------------------------------------------------------------------------------------------------------
 Class B - year ended May 31,                                          1994(1)          1995             1996             1996(8)
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $  7.58         $   7.17         $   7.15         $   7.27
Net investment income (loss)                                           0.40             0.60(2)          0.61(2)          0.29(2)
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts         (0.41)           (0.02)            0.12             0.31
Total from investment operations                                      (0.01)            0.58             0.73             0.60
Less distributions:
  Dividends from net investment income                                (0.32)(3)        (0.52)           (0.61)           (0.29)
  Distributions in excess of net investment income                    (0.03)(3)           --               --               --
  Distributions from capital paid-in                                  (0.05)           (0.08)              --               --
  Total distributions                                                 (0.40)           (0.60)           (0.61)           (0.29)
Net asset value, end of period                                      $  7.17         $   7.15         $   7.27         $   7.58
Total investment return at net asset value(4) (%)                     (0.22)(5)         8.58            10.61             8.50(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         77,691          134,527          206,751          275,432
Ratio of expenses to average net assets (%)                            1.91(7)          1.76             1.73             1.71(7)
Ratio of net investment income (loss) to average net assets (%)        8.12(7)          8.55             8.42             8.02(7)
Portfolio turnover rate (%)                                              91               55               78               77

(1) Class A and Class B shares commenced operations on August 18, 1986 and October 4, 1993, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) The dividend policy of the fund was changed, effective August 1, 1991, from one that utilized daily dividend declarations to one that declares dividends monthly. Additionally, the dividend policy of the fund was changed, effective October 1, 1993, from one that declared dividends monthly to daily dividend declarations.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)  Annualized.
(8)  Six months ended November 30, 1996. (Unaudited.)


                                                        STRATEGIC INCOME FUND 17

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock income funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
Class A                                 Class B
--------------------------------------------------------------------------------

o  Front-end sales charges, as          o  No front-end sales charge; all
   described below. There are              your money goes to work for you
   several ways to reduce these            right away.
   charges, also described below.
                                        o  Higher annual expenses than
o  Lower annual expenses than Class        Class A shares.
   B shares.
                                        o  A deferred sales charge, as
                                           described below.

                                        o  Automatic conversion to Class A
                                           shares after either five years
                                           (Group 1) or eight years (Group 2)
                                           (see below), thus reducing future
                                           annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Use the table below to find out which group the fund is in, then consult the sales charge information for that group.

--------------------------------------------------------------------------------
Group 1                                Group 2
--------------------------------------------------------------------------------
o  Intermediate Maturity               o  Government Income
   Government
                                       o  High Yield Bond
o  Limited-Term Government
                                       o  Sovereign Bond

                                       o  Sovereign U.S. Government Income

                                       o  Strategic Income

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges - Group 1
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment
 Up to $99,999              3.00%           3.09%
 $100,000 - $499,999        2.50%           2.56%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below

--------------------------------------------------------------------------------
 Class A sales charges - Group 2
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment
 Up to $99,999              4.50%           4.71%
 $100,000 - $249,999        3.75%           3.90%
 $250,000 - $499,999        2.75%           2.83%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments (Groups 1 and 2)
--------------------------------------------------------------------------------
 Your investment                CDSC on shares being sold
 First $1M - $4,999,999         1.00%
 Next $1 - $5M above that       0.50%
 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


18 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
 Years after         CDSC on Group 1     CDSC on Group 2
 purchase            shares being sold   shares being sold
 1st year            3.00%               5.00%
 2nd year            2.00%               4.00%
 3rd year            2.00%               3.00%
 4th year            1.00%               3.00%
 5th year            None                2.00%
 6th year            None                1.00%
 After 6 years       None                None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).

Group Investment Program Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250), and you may terminate the program at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares in a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.


                                                                 YOUR ACCOUNT 19

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  government entities that are prohibited from paying mutual fund sales charges
o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
o  selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds
o  members of an approved affinity group financial services program
o  certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)
o in the case of Limited-Term Government Fund, anyone investing the proceeds from any non-John Hancock mutual fund, as long as that fund had sales charges and the investor paid them; investors must supply a copy of the redemption check or confirmation statement, and must remain invested in Limited-Term Government Fund for at least 15 days

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o non-retirement account: $1,000
   o retirement account: $250
   o group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.


20 YOUR ACCOUNT

--------------------------------------------------------------------------------
 Buying shares
--------------------------------------------------------------------------------
             Opening an account              Adding to an account
By check

[Clipart]    o  Make out a check for the     o  Make out a check for the
                investment amount, payable      investment amount payable
                to "John Hancock Signature      to "John Hancock Signature
                Services, Inc."                 Services, Inc."

             o  Deliver the check and your   o  Fill out the detachable
                completed application to        investment slip from an
                your financial                  account statement. If no
                representative, or mail         slip is available, include
                to Signature Services           a note specifying the fund
                (address below).                name, your share class,
                                                your account number and the
                                                name(s) in which the
                                                account is registered.

                                             o  Deliver the check and your
                                                investment slip or note to
                                                your financial
                                                representative, or mail
                                                to Signature Services
                                                (address below).

By exchange

[Clipart]    o  Call your financial          o  Call Signature Services to
                representative or Signature     request an exchange.
                Services to request an
                exchange.

By wire

[Clipart]    o  Deliver your completed       o  Instruct your bank to wire
                application to your             the amount of your
                financial representative,       investment to:
                or mail it to Signature         First Signature Bank & Trust
                Services.                       Account # 900000260
                                                Routing # 211475000
             o  Obtain your account number      Specify the fund name, your
                by calling your financial       share class, your account
                representative or Signature     number and the name(s) in
                Services.                       which the account is
                                                registered. Your bank may
             o  Instruct your bank to wire      charge a fee to wire funds.
                the amount of your
                investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
                Specify the fund name,
                your choice of share class,
                the new account number and
                the name(s) in which the
                account is registered. Your
                bank may charge a fee to
                wire funds.

By phone

[Clipart]    See "By wire" and               o  Verify that your bank or
             "By exchange."                     credit union is a member of
                                                the Automated Clearing
                                                House (ACH) system.

                                             o  Complete the
                                                "Invest-By-Phone" and "Bank
                                                Information" sections on
                                                your account application.

                                             o  Call Signature Services to
                                                verify that these features
                                                are in place on your
                                                account.

                                             o  Tell the Signature Services
                                                representative the fund
                                                name, your share class,
                                                your account number, the
                                                name(s) in which the
                                                account is registered and
                                                the amount of your
                                                investment.

------------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA 02217-1000

Phone                                        To open or add to an account using
1-800-225-5291                               the Monthly Automatic Accumulation
                                             Program, see "Additional investor
Or contact your financial representative     services."
for instructions and assistance.

------------------------------------------


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
             Designed for                    To sell some or all of your shares

By letter

[Clipart]    o  Accounts of any type.        o  Write a letter of
                                                instruction or complete a
             o  Sales of any amount.            stock power indicating the
                                                fund name, your share
                                                class, your account number,
                                                the name(s) in which the
                                                account is registered and
                                                the dollar value or number
                                                of shares you wish to sell.

                                             o  Include all signatures and
                                                any additional documents
                                                that may be required (see
                                                next page).

                                             o  Mail the materials to
                                                Signature Services.

                                             o  A check will be mailed to
                                                the name(s) and address in
                                                which the account is
                                                registered, or otherwise
                                                according to your letter of
                                                instruction.

By phone

[Clipart]    o  Most accounts.               o  For automated service 24
                                                hours a day using your
             o  Sales of up to $100,000.        touch-tone phone, call the
                                                EASI-Line at
                                                1-800-338-8080.

                                             o  To place your order with a
                                                representative at John
                                                Hancock Funds, call
                                                Signature Services between
                                                8 A.M. and 4 P.M. Eastern
                                                Time on most business days.

By wire or electronic funds transfer (EFT)

[Clipart]    o  Requests by letter to sell   o  Fill out the "Telephone
                any amount (accounts of any     Redemption" section of your
                type).                          new account application.

             o  Requests by phone to sell    o  To verify that the
                up to $100,000 (accounts        telephone redemption
                with telephone redemption       privilege is in place on an
                privileges).                    account, or to request the
                                                forms to add it to an
                                                existing account, call
                                                Signature Services.

                                             o  Amounts of $1,000 or more
                                                will be wired on the next
                                                business day. A $4 fee will
                                                be deducted from your
                                                account.

                                             o  Amounts of less than $1,000
                                                may be sent by EFT or by
                                                check. Funds from EFT
                                                transactions are generally
                                                available by the second
                                                business day. Your bank may
                                                charge a fee for this
                                                service.
By exchange

[Clipart]    o  Accounts of any type.        o  Obtain a current prospectus
                                                for the fund into which you
             o  Sales of any amount.            are exchanging by calling
                                                your financial
                                                representative or Signature
                                                Services.

                                             o  Call Signature Services to
                                                request an exchange.

By check

[Clipart]    o  Government Income,           o  Request checkwriting on your
                Limited-Term Government,        account application.
                Sovereign U.S. Government
                and Strategic Income Funds   o  Verify that the shares to be
                only.                           sold were purchased more than
                                                10 days earlier or were
             o  Any account with                purchased by wire.
                checkwriting privileges.
                                             o  Write a check for any
             o  Sales of over $100.             amount over $100.

                                      ------------------------------------------

                                      Address
                                      John Hancock Signature Services, Inc.
                                      1 John Hancock Way STE 1000
                                      Boston, MA 02217-1000

                                      Phone
                                      1-800-225-5291
To sell shares through a systematic
withdrawal plan, see "Additional      Or contact your financial representative
investor services."                   for instructions and assistance.

                                      ------------------------------------------


22 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

o  a broker or securities dealer
o  a federal savings, cooperative or other type of bank
o  a savings and loan or other thrift institution o a credit union
o  a securities exchange or clearing agency

A  notary public CANNOT provide a signature guarantee.

                                                                       [Clipart]
--------------------------------------------------------------------------------
Seller                                       Requirements for written requests
--------------------------------------------------------------------------------

Owners of individual, joint, sole            o  Letter of instruction.
proprietorship, UGMA/UTMA
(custodial accounts for minors) or           o  On the letter, the signatures
general partner accounts.                       and titles of all persons
                                                authorized to sign for the
                                                account, exactly as the account
                                                is registered.

                                             o  Signature guarantee if
                                                applicable (see above).

Owners of corporate or association           o  Letter of instruction.
accounts.
                                             o  Corporate resolution, certified
                                                within the past 90 days.

                                             o  On the letter and the
                                                resolution, the signature of the
                                                person(s) authorized to sign for
                                                the account.

                                             o  Signature guarantee if
                                                applicable (see above).

Owners or trustees of trust                  o  Letter of instruction.
accounts.
                                             o  On the letter, the signature(s)
                                                of the trustee(s).

                                             o  If the names of all trustees are
                                                not registered on the account,
                                                please also provide a copy of
                                                the trust document certified
                                                within the past 60 days.

                                             o  Signature guarantee if
                                                applicable (see above).

Joint tenancy shareholders whose             o  Letter of instruction signed by
co-tenants are deceased.                        surviving tenant.

                                             o  Copy of death certificate.

                                             o  Signature guarantee if
                                                applicable (see above).

Executors of shareholder estates.            o  Letter of instruction signed by
                                                executor.

                                             o  Copy of order appointing
                                                executor.

                                             o  Signature guarantee if
                                                applicable (see above).

Administrators, conservators,                o  Call 1-800-225-5291 for
guardians and other sellers or                  instructions.
account types not listed above.


                                                                 YOUR ACCOUNT 23

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Short- and long-term capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively,


24 YOUR ACCOUNT
you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 25

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

       [Diagram outlining the business structure of John Hancock Funds.]


26 FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Government Income Fund, High Yield Bond Fund and Intermediate Maturity Government Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                                 Unreimbursed           As a % of
 Fund                            expenses               net assets
 Government Income               $   9,835,482          4.85%
 High Yield Bond                 $   7,642,995          3.83%
 Intermediate Maturity Gov.      $     253,107          2.30%
 Limited-Term Government         $     195,672          2.31%
 Sovereign Bond                  $   2,970,686          4.64%
 Sovereign U.S. Gov. Income      $   5,553,890          4.58%
 Strategic Income                $   5,169,665          3.18%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                 FUND DETAILS 27

------------------------------------------------------------------------------------------------------------------------------------
 Class A investments
------------------------------------------------------------------------------------------------------------------------------------
                                                         Maximum
                                   Sales charge          reallowance           First year             Maximum
                                   paid by investors     or commission         service fee            total compensation(1)
                                   (% of offering price) (% of offering price) (% of net investment)  (% of offering price)
 Group 1 funds
 Up to $99,999                     3.00%                 2.26%                 0.25%                  2.50%
 $100,000 - $499,999               2.50%                 2.01%                 0.25%                  2.25%
 $500,000 - $999,999               2.00%                 1.51%                 0.25%                  1.75%

 Group 2 funds
 Up to $99,999                     4.50%                 3.76%                 0.25%                  4.00%
 $100,000 - $249,999               3.75%                 3.01%                 0.25%                  3.25%
 $250,000 - $499,999               2.75%                 2.06%                 0.25%                  2.30%
 $500,000 - $999,999               2.00%                 1.51%                 0.25%                  1.75%

 Regular investments of $1 million
 or more (Groups 1 and 2)
 First $1M - $4,999,999            --                    0.75%                 0.25%                  1.00%
 Next $1 - $5M above that          --                    0.25%                 0.25%                  0.50%
 Next $1 or more above that        --                    0.00%                 0.25%                  0.25%

 Waiver investments(2)             --                    0.00%                 0.25%                  0.25%

------------------------------------------------------------------------------------------------------------------------------------
 Class B investments
------------------------------------------------------------------------------------------------------------------------------------

                                                         Maximum
                                                         reallowance           First year             Maximum
                                                         or commission         service fee            total compensation
                                                         (% of offering price) (% of net investment)  (% of offering price)
 Group 1 funds
 All amounts                                             2.25%                 0.25%                  2.50%

 Group 2 funds
 All amounts                                             3.75%                 0.25%                  4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


28 FUND DETAILS

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that a John Hancock income fund will earn income or show a positive total return over any period of time -- days, months or years.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative affect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Prepayment risk The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


                                                                 FUND DETAILS 29

--------------------------------------------------------------------------------
 Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10  Percent of total assets (italic type)
10  Percent of net assets (roman type)
(_) No policy limitation on usage; fund may be using currently
(_) Permitted, but has not typically been used
--  Not permitted

                                                                     Intermediate                            Sovereign
                                            Government    High Yield    Maturity   Limited-Term  Sovereign   U.S. Gov't  Strategic
                                              Income          Bond       Gov't     Government      Bond       Income      Income
------------------------------------------------------------------------------------------------------------------------------------
Investment practices
Borrowing; reverse repurchase agreements
The borrowing of money from banks
or through reverse repurchase agreements.
Leverage, credit risks.                          33.3         33.3        33.3        33.3        33.3        33.3         33
Covered mortgage dollar roll transactions
The sale of mortgage-backed securities
with the commitment to buy back similar
securities at a future date. Credit, interest
rate,leverage, market, opportunity risks.         (_)          (_)         (_)         (_)         (_)         (_)        (_)
Repurchase agreements  The purchase of a
security that must later be sold back to
the issuer at the same price plus interest.
Credit risk.                                      (_)          (_)         (_)         (_)         (_)         (_)        (_)
Securities lending  The lending of securities
to financial institutions, which provide
cash or government securities as collateral.
Credit risk.                                       30           30        33.3        33.3        33.3          30       33.3
Short-term trading  Selling a security soon
after purchase. A portfolio engaging in
short-term trading will have higher turnover
and transaction expenses. Market risk.            (_)          (_)         (_)         (_)         (_)         (_)        (_)
When-issued securities and forward commitments
The purchase or sale of securities for delivery
at a future date; market value may change before
delivery. Market, opportunity, leverage risks.    (_)          (_)         (_)         (_)         (_)         (_)        (_)

------------------------------------------------------------------------------------------------------------------------------------
Conventional securities
Brady bonds  Dollar-denominated securities issued
to refinance foreign government bank loans and
other debt. Credit, interest rate, market,
political risks.                                   10          (_)(1)       --          --          25          --        (_)(1)
Foreign debt securities  Debt securities issued
by foreign governments or companies. Credit,
currency, interest rate, market, political risks.  20          (_)(1)       --          --          25          --        (_)(1)
In-kind, delayed and zero coupon debt securities
Securities offering non-cash or delayed-cash
payment. Their prices are typically more volatile
than those of conventional debt securities.
Credit, interest rate, market risks.              (_)          (_)         (_)         (_)         (_)         (_)        (_)
Restricted and illiquid securities  Securities
not traded on the open market. May include
illiquid Rule 144A securities. Liquidity,
valuation, market risks.                           10           10          15          15          15          15         15

------------------------------------------------------------------------------------------------------------------------------------
Unleveraged derivative securities
Asset-backed securities Securities backed by
unsecured debt, such as credit card  debt;
these securities are often guaranteed or
over-collateralized to enhance their credit
quality. Credit, interest rate risks.              20          (_)          35           20        (_)          35        (_)
Mortgage-backed securities  Securities backed
by pools of mortgages, including passthrough
certificates, PACs, TACs and other senior
classes of collateralized mortgage obligations
(CMOs). Credit, extension, prepayment, interest
rate risks.                                       (_)          (_)         (_)         (_)         (_)         (_)        (_)
Participation interests  Securities representing
an interest in another security or in bank loans.
Credit, interest rate, liquidity, valuation
risks.                                             --           10(2)       --          --          15(2)       --         15(2)
Rights and warrants  Securities offering the
right, or involving the promise, to buy or
sell certain securities at a future date.
Market risk.                                        5            5           5           5           5          --          5

(1) No more than 25% of the fund`s assets will be invested in government securities of any one foreign country.
(2) Part of the 10% or 15% limitation on illiquid securities.
(3) Applies to purchased options only.


30 FUND DETAILS

--------------------------------------------------------------------------------
 Higher-risk securities and practices (cont'd)
--------------------------------------------------------------------------------

                                                                     Intermediate                            Sovereign
                                            Government    High Yield    Maturity   Limited-Term  Sovereign   U.S. Gov't  Strategic
                                              Income          Bond       Gov't     Government      Bond       Income      Income
------------------------------------------------------------------------------------------------------------------------------------
Leveraged derivative securities
Currency contracts Contracts involving the
right or obligation to buy or sell a
given amount of foreign currency at a
specified price and future date.
o  Hedged. Currency, hedged leverage,
   correlation, liquidity, opportunity risks.      --          (_)          --          --          --          --        (_)
o  Speculative. Currency, speculative
   leverage, liquidity risks.                      --           --          --          --          --          --        (_)
Financial futures and options; securities
and index options  Contracts involving the
right or obligation to deliver or receive
assets or money depending on the performance
of one or more assets or an economic index.
o  Futures and related options. Interest
   rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, opportunity risks.                  (_)          (_)         (_)         (_)         (_)         (_)        (_)
o  Options on securities and indices. Interest
   rate, currency, market, hedged or speculative
   leverage, correlation, liquidity, credit,
   opportunity risks.                               5(3)         5(3)        5(3)        5(3)        5(3)        5(3)       5(3)
Structured securities  Indexed and/or leveraged
mortgage-backed and other debt securities,
including principal-only and interest-only
securities, leveraged floating rate securities,
and others. These securities tend to be highly
sensitive to interest rate movements and their
performance may not correlate to such movements
in a conventional fashion. Credit, interest
rate, extension, prepayment, market, speculative
leverage, liquidity, valuation risks.             (_)           10          10          10          10          10        (_)
Swaps, caps, floors, collars  OTC contracts
involving the right or obligation to receive
or make payments based on two different income
streams. Correlation, credit, currency, interest
rate, hedged or speculative leverage, liquidity,
valuation risks.                                  (_)          (_)         (_)         (_)         (_)         (_)        (_)

--------------------------------------------------------------------------------
 Analysis of funds with 5% or more in junk bonds(1)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar graph in the printed material.]

 Quality rating
 (S&P/Moody's)(2)                          High Yield Bond Fund              Sovereign Bond Fund               Strategic Income Fund
Investment-Grade Bonds
AAA/Aaa                                    0.9%                              42.2%                              22.6%
AA/Aa                                      0.4%                               9.1%                              10.7%
A/A                                        0.2%                              14.6%                               0.6%
BBB/Baa                                    3.8%                              12.5%                               2.2%
------------------------------------------------------------------------------------------------------------------------------------
Junk Bonds
BB/Ba                                     10.5%                              11.1%                              10.8%
B/B                                       64.4%                               7.8%                              42%
CCC/Caa                                    6.1%                               0.2%                               0.9%
CC/Ca                                      0.4%                               0.0%                               0.0%
C/C                                        0.0%                               0.0%                               0.0%
D                                          0.4%                               0.0%                               0.2%
% of portfolio in bonds                   87.1%                              97.5%                              90.0%

(1) Average weighted quality distribution for the most recent fiscal year.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.

                                                                 FUND DETAILS 31

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual/ semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semi-annual report or the SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds



[Logo]JOHN HANCOCK FUNDS
      A Global Investment Management Firm

      101 Huntington Avenue
      Boston, Massachusetts 02199-7603

      John Hancock(R)                          (C) 1996 John Hancock Funds, Inc.
      Financial Services                                             INCPN  3/97